A sensitivity analysis on CDI through a parallel shock keeping all other variables remaining constant, would result in the impacts (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of risk management strategy related to hedge accounting [abstract]
Parallel increase of 200 basis points	$ (14)
Parallel reduction of 200 basis points	$ 23